Note 13 - Accrued Expenses and Other Current Liabilities (Details) - Summary of Accrued Expenses and Other Current Liabilities (USD $) In Thousands, unless otherwise specified	Dec. 31, 2013	Dec. 31, 2012
Summary of Accrued Expenses and Other Current Liabilities [Abstract]
Salaries, bonus and benefits	$ 2,697	$ 3,252
Engineering related expenses	645	1,131
Legal and audit fees	456	439
Promotional expenses	155	135
Withholding tax payable	151	194
Consulting fees	150	165
Shipping expenses	120	83
Value-added tax payable	81	64
Deferred income tax liabilities	21	20
Payable for acquisition of equipment	4	146
Other accrued expenses	873	948
	$ 5,353	$ 6,577